Statutory Surplus Reserves	12 Months Ended
Dec. 31, 2024
Statutory Surplus Reserves [Abstract]
Statutory Surplus Reserves

23. Statutory Surplus Reserves

Pursuant to Chinese company law applicable to foreign investment companies, the Company's PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises ("PRC GAAP"). The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary's registered capital. Statutory surplus reserves are recorded as a component of shareholders' equity. The statutory surplus reserve as of December 31, 2024 is $1,581,467 (2023 - $1,539,584, 2022 - $1,538,013, 2021 - $1,514,297).

Sinovac Biomed has not accumulated any profit since inception. No appropriation to the statutory surplus reserves and staff welfare and bonus were made.

Dividends declared by the Company's PRC subsidiaries are based on the distributable profits as reported in their statutory financial statements reported in accordance with PRC GAAP, which differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. In 2024, $1,155 million in dividend were declared by Sinovac Beijing, Sinovac LS and Sinovac Dalian to their respective minority shareholders, of which $947 million in dividend were paid in 2024, and $213 million were deferred dividend payment by Sinovac LS to its minority shareholders which were paid in 2025. In 2023, $212 million in dividend were declared and paid by Sinovac Beijing, Sinovac LS and Sinovac Dalian to their respective minority shareholders. In 2022, $386 million in dividend were declared, of which $247 million in dividend were paid by Sinovac LS and Sinovac Dalian to their respective minority shareholders, and $119 million were deferred dividend payment by Sinovac LS to its minority shareholders which were paid in 2023. In 2021, $1,899 million in dividend were declared and paid by Sinovac LS to their minority shareholders.

In 2025, $20 million in dividend were declared and paid by Sinovac Beijing and Sinovac Dalian to their respective minority shareholders.

In 2026, $24 million in dividend were declared by Sinovac Beijing and Sinovac Dalian to their respective minority shareholders.

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. As of December 31, 2024, the Company has $nil dividend payable to common shareholders (2023 - $nil, 2022 - $nil, 2021 - $nil). The Company's board of directors had declared a special cash dividend of $55.00 per common share with total $3,958 million in April 2025, of which $3,300 million in dividend were paid by Sinovac Antigua to its shareholders in 2025, and $658 million were deferred dividend payment to Sinovac Antigua's shareholders, mainly entitled to PIPE.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. Staff welfare and bonus funds are restricted to expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries' paid-in capital, additional paid-in capital and statutory surplus reserves of the Company's PRC subsidiaries totaling $1,991,542 (RMB12,987 million) as of December 31, 2024 (2023 - $1,946,117 (RMB12,651million), 2022 - $1,944,547 (RMB12,640 million), 2021 - $1,903,350 (RMB12,368 million)). Further, foreign exchange and other regulations in the PRC further restrict the Company's PRC subsidiaries from transferring funds to the Company in the form of loans, advances or cash dividends. As of December 31, 2024, amounts restricted include the net assets of the Company's PRC subsidiaries, which amounted to $3,349,097 (2023 - $4,906,903, 2022 - $5,656,174, 2021 - $6,821,112).